Related Party Transactions (Details)		1 Months Ended				12 Months Ended
	Mar. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Sep. 30, 2023 HKD ($)
Related Party Transactions [Line Items]
Borrowed from related party						¥ 19,201,935	$ 2,630,654	¥ 5,297,764			¥ 13,000,289
Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party								206,512			679,460
Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party						17,092,525		¥ 3,760,738			3,369,211
Interest rate per annum								2.00%	2.00%	2.00%
Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party											8,951,618
Guarantee By Ms. Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Company borrowed	¥ 6,000,000	¥ 10,000,000	¥ 10,000,000	¥ 10,000,000
Guarantee By Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed | $													$ 4,550,000
Guarantee By Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed					¥ 4,123,210								$ 4,550,000
Five Percent Interest Rate [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party											500,000
Five Percent Interest Rate [Member] | Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party											¥ 1,592,108	$ 1,960,000
Interest rate per annum											3.00%	3.00%
Two Percent Interest Rate [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party								1,065,600		$ 1,200,000	¥ 57,000
Two Percentage Interest Rate [Member] | Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party											6,916,800	$ 8,000,000
Guarantee Loan [Member] | Guarantee By Ms. Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Guarantee term	1 year	1 year	1 year	1 year
Guarantee Loan [Member] | Guarantee By Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Guarantee term					10 years
Class A Ordinary Shares [Member] | Ms. Norma Ka Yin Chu Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount						¥ 14,225,010
Converted shares issued (in Shares) | shares						11,640,863	11,640,863
Class A Ordinary Shares [Member] | Mr. Samuel Derk Shuen Lim Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount						¥ 19,472,050
Converted shares issued (in Shares) | shares						13,588,292	13,588,292
Class A Ordinary Shares [Member] | Mr. Siu Wo Chu Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount						¥ 724,638
Converted shares issued (in Shares) | shares						126,417	126,417
Interest-free loan [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party											80,000
Interest-free loan [Member] | Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party											¥ 1,200,850	$ 1,500,000
Interest rate per annum											12.70%	12.70%
Interest-free loan [Member] | Five Percent Interest Rate [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party											¥ 179,460	$ 200,000
Interest Free Loans Two [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Interest rate per annum											5.00%	5.00%
Interest Free Loans Two [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party								625,702		678,857	¥ 1,627,866	$ 1,800,000
Interest Free Loans Three [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party								822,590	$ 114,000		¥ 759,060	$ 900,000
Interest rate per annum											2.00%	2.00%
Interest Free Loans Three [Member] | Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party											¥ 80,000
Interest Free Loans Four [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party								206,512		225,000
Interest Free Loans Four [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party | $												$ 910,000
Interest Free Loans Five [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party											¥ 791,849
Interest Free Loans One [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party								¥ 832,249		$ 903,980